General information and significant accounting policies - Narrative (Details) - Property, plant and equipment not subject to operating leases - Vessels	Jun. 30, 2023 vessel
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	113
Non-current assets held for sale
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	1
Handymax
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	14
MR
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	60
LR2
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	39